As filed with the Securities and Exchange Commission on June 2, 2000
                                                        File No: 333-___________
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (602) 952-1100
              (Registrant's Telephone Number, Including Area Code)

                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                    (Address of Principal Executive Offices)

                               Robert H. Wadsworth
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 63 of Advisors Series Trust, filed May 22, 2000 (SEC File No. 811-07959):

     Preliminary Prospectus of the Van Deventer & Hoch American Value Fund, dated _______, 2000.

     Preliminary Statement of Additional Information for Van Deventer & Hoch American Value Fund, dated _________, 2000.

From Post-Effective Amendment No. 1 of Allegiance Investment Trust, filed March 1, 2000 (SEC File No. 811-09185):

     Prospectus of Allegiance Investment Trust American Value Fund, dated March 1, 2000.

     Statement of Additional Information for the Allegiance Investment Trust American Value Fund, dated March 1, 2000.

As previously sent to shareholders of Allegiance Investment Trust American Value Fund for the fiscal year ended October 31, 1999, as contained in the Annual Report for Allegiance Investment Trust dated as of and for the period ended October 31, 1999.

                    -----------------------------------------

                                     PART A

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                            FOR THE REORGANIZATION OF

                           ALLEGIANCE INVESTMENT TRUST
                               AMERICAN VALUE FUND

                                      INTO

                              ADVISORS SERIES TRUST
                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

                    -----------------------------------------

                               Van Deventer & Hoch
                      800 North Brand Boulevard, Suite 300
                           Glendale, California 91203
                                 (800) 548-7787

                                  June __, 2000




DEAR ALLEGIANCE AMERICAN VALUE FUND SHAREHOLDER:

         We are seeking your approval to reorganize the Allegiance American Value Fund (the "AIT Fund"), a series of the Allegiance Investment Trust (the "Trust"), into the Van Deventer & Hoch American Value Fund (the "New Fund"), a newly created series of the Advisors Series Trust ("AST"). Van Deventer & Hoch is the investment adviser to both Funds. As you may recall, the AIT Fund formerly was a series of AST.

         We propose this transaction because when we launched the Trust, and reorganized the AIT Fund from AST, our intention was to combine the AIT Fund with other proprietary funds into our own fund group. We believed that we could more effectively control costs and efficiencies through our own fund group. For various reasons, that has not happened and we have determined that it would be in the best interests of the Fund to reorganize back into AST - a complex familiar to us, and that has previously served the AIT Fund well. The transition would be a smooth one, as the New Fund would have the same administrator as the AIT Fund. We have agreed to pay all expenses of the reorganization so shareholders will not bear those costs.

         The Board of Trustees of the Allegiance Investment Trust has approved the transaction and we urge your approval.

         Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly.

                                        Sincerely,

                                        VAN DEVENTER & HOCH


                                        Richard A. Snyders, President

                         ALLEGIANCE AMERICAN VALUE FUND
                           ALLEGIANCE INVESTMENT TRUST
                      800 North Brand Boulevard, Suite 300
                           Glendale, California 91203
                                 (800) 548-7787

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                   ALLEGIANCE AMERICAN VALUE FUND SHAREHOLDERS

                            TO BE HELD July __, 2000

To the Shareholders of the Allegiance American Value Fund:

         Your Fund will host a special meeting of shareholders at the offices of Allegiance American Value Fund, 800 North Brand Boulevard, Suite 300, Glendale, California 91203 on [day of week], July __, 2000, at 10:00 a.m., local time. At the meeting, we will ask you to vote on:

     1. A proposal to reorganize the Allegiance American Value Fund, a series of the Allegiance Investment Trust, into the Van Deventer & Hoch American Value Fund, a newly created series of the Advisors Series Trust.

     2.   Any other business that properly comes before the meeting.

         Only shareholders of record at the close of business on May __, 2000 (the Record Date), will be entitled to receive this notice and to vote at the meeting.

                                        By Order of the Board of Trustees

                                        Charles L. Bock
                                        Secretary

                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                      SHARES YOU OWNED ON THE RECORD DATE.

                                   ----------

PLEASE VOTE ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DISRUPTION OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN VOTING PROMPTLY.

                         ALLEGIANCE AMERICAN VALUE FUND
                           ALLEGIANCE INVESTMENT TRUST
                      800 North Brand Boulevard, Suite 300
                           Glendale, California 91203
                                 (800) 548-7787

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                              Dated: June __, 2000

WHAT IS THIS DOCUMENT AND WHY DID WE SEND IT TO YOU?

The Board of Trustees approved a plan to reorganize the Allegiance American Value Fund (the "AIT Fund") that is part of Allegiance Investment Trust (the "Trust") into the newly created Van Deventer & Hoch American Value Fund (the "New Fund"), a series of Advisors Series Trust (the "AST Trust") (that transaction is referred to as the "Reorganization"). Shareholder approval is needed to proceed with the Reorganization. The shareholder meeting will be held on July __, 2000 (the "Shareholder Meeting"). We are sending this document to you for your use in deciding whether to approve the Reorganization at the Shareholder Meeting.

         This document includes a Notice of Special Meeting of Shareholders, a Proxy Statement and a form of Proxy.

         As a technical matter, the Reorganization will have three steps:

     * the transfer of the assets and liabilities of the AIT Fund to the New Fund in exchange for shares of the New Fund (the "New Fund Shares") of equivalent value to the net assets transferred;

     * the pro rata distribution of those New Fund Shares to shareholders of record of the AIT Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of those shareholders' shares in the AIT Fund; and

     *    the immediate liquidation and termination of the AIT Fund.

         As a result of the Reorganization, each shareholder of the AIT Fund would instead hold New Fund Shares having the same total value as the shares of the AIT Fund held immediately before the Reorganization. Lawyers for the AIT Fund and the New Fund have issued a legal opinion to the Trust that, for federal income tax purposes, the Reorganization will be treated as a tax-free reorganization that will not cause the AIT Fund's shareholders to recognize a gain or loss for federal income tax purposes.

         This Combined Proxy Statement and Prospectus sets forth the basic information that you should know before voting on the proposal. You should read it and keep it for future reference.

WHAT OTHER IMPORTANT DOCUMENTS SHOULD I KNOW ABOUT?

         The AIT Fund is a series of the Trust, an open-end management investment company. The following documents are on file with the Securities and Exchange Commission (the "SEC") and are deemed to be legally part of this document:

     *    Prospectus for the AIT Fund dated March 1, 2000.

     * Statement of Additional Information relating to the AIT Fund also dated March 1, 2000.

         Those documents are available without charge by writing to the AIT Fund at 800 North Brand Boulevard, Suite 300, Glendale, California 91203, or by calling (800) 548-7787.

         The registration statement for the New Fund (which includes the preliminary Prospectus and the preliminary Statement of Additional Information for the New Fund, dated ____, 2000) was filed with the SEC on May 22, 2000. The preliminary Prospectus and the preliminary Statement of Additional Information for the New Fund, dated ______, 2000, are incorporated herein and are deemed to be legally part of this document. The preliminary Prospectus and the preliminary Statement of Additional Information for the New Fund are available without charge by writing to the New Fund at 800 North Brand Boulevard, Suite 300, Glendale, California 91203, or by calling (800) 548-7787.

         The Annual Report to Shareholders of the AIT Fund for the fiscal year ended October 31, 1999, containing audited financial statements of the AIT Fund, has been previously mailed to shareholders. If you do not have a copy, additional copies of that Annual Report are available without charge by writing or calling the AIT Fund at its address and telephone number listed above. The New Fund is a new fund of the AST Trust and has not yet commenced operations. Therefore, no Annual Report to Shareholders is available.

         All of these documents are available through the SEC's web site at www.sec.gov. (Information about the AIT Fund can be found under Allegiance Investment Trust and information about the New Fund can be found under Advisors Series Trust.)

         It is expected that this Proxy Statement will be mailed to shareholders on or about June __, 2000.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----
I.    INTRODUCTION...........................................................1

     A.  GENERAL.............................................................1

     B.  THE PROPOSAL........................................................1

     C.  SHARES AND VOTING...................................................2

II.   THE PROPOSAL...........................................................3

     A.  DESCRIPTION OF THE PROPOSED REORGANIZATION..........................3

         1. The Reorganization...............................................3

         2. Effect of the Reorganization.....................................4

         3. Reasons for the Reorganization...................................4

         4. Federal Income Tax Consequences..................................5

         5. Description of the New Fund Shares...............................5

         6. Capitalization...................................................5

     B.  COMPARISON OF THE FUNDS.............................................5

         1. Objective, Strategy, Risks and Policies..........................5

              (a) Objective..................................................6

              (b) Strategy...................................................6

              (c) Risks......................................................6

              (d) Policies and Investment Restrictions.......................7

         2. Comparison of Fees and Expenses.................................10

         3. Comparative Performance Information.............................11

         4. Distribution and Shareholder Services...........................11

              (a) Distribution..............................................11

              (b) Administration............................................11

         5. Investments, Redemptions and Exchanges..........................12

     C.  RECOMMENDATION OF THE BOARD OF TRUSTEES............................12

     D.  DISSENTERS' RIGHTS OF APPRAISAL....................................13

     E.  FURTHER INFORMATION ABOUT THE AIT FUND AND THE NEW FUND............13

     F.  VOTE REQUIRED......................................................14

III.  MISCELLANEOUS ISSUES..................................................14

     A.  OTHER BUSINESS.....................................................14

     B.  NEXT MEETING OF SHAREHOLDERS.......................................14

     C.  LEGAL MATTERS......................................................14

     D.  EXPERTS............................................................15

                                 I. INTRODUCTION

A. GENERAL

         The Board of Trustees called this shareholder meeting (the "Shareholder Meeting") to allow shareholders to consider and vote on the proposed Reorganization of the AIT Fund. The Board of Trustees (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act of 1940, as amended (the "Investment Company Act")) approved the Reorganization at a meeting held on March 13, 2000, subject to the approval of the AIT Fund's shareholders.

B. THE PROPOSAL

         At the Shareholder Meeting, the shareholders of the AIT Fund will be asked to approve the proposed Reorganization of the AIT Fund into the New Fund. The Reorganization will include the transfer of all of the assets and liabilities of the AIT Fund to the New Fund. All remaining AIT Fund shareholders will receive New Fund Shares in exchange. The AIT Fund will then be terminated and liquidated.

         The net asset value per share of the New Fund and the number of shares owned by each New Fund shareholder immediately after the Reorganization will be identical to the net asset value per share of the AIT Fund and identical to the number of shares owned by each AIT Fund shareholder immediately before the Reorganization.

         Van Deventer & Hoch (the "Adviser") currently serves as the investment adviser of the AIT Fund and will also serve as the adviser to the New Fund. The New Fund will have an identical investment objective and identical strategies and policies as the AIT Fund. The AIT Fund's investment objective is long-term growth of capital and above average current income with investments primarily in the equity securities of U.S. companies. The AIT Fund seeks to achieve its investment objective by investing primarily in the equity securities of seasoned U.S. companies that the Adviser believes are undervalued relative to their assets and potential earnings and dividends.

         Investments in the New Fund will be subject to identical risks as investments are currently subject to in the AIT Fund. The purchase and redemption arrangements of the New Fund will be identical to the current purchase and redemption arrangements of the AIT Fund. The New Fund will have the identical distribution arrangements as the AIT Fund. The only difference between the AIT Fund and the New Fund will be the higher expenses expected for the New Fund. See Section B.2 "Comparison of Fees and Expenses."

         The Adviser and the Board of Trustees believe that the proposed Reorganization is in the best interests of the AIT Fund and its shareholders, and that the interests of existing shareholders of the AIT Fund will not be diluted as a result of the proposed Reorganization.

         The Adviser will pay the costs of the Reorganization, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

C. SHARES AND VOTING

         The Trust is a Delaware business trust and is registered with the SEC as an open-end management investment company. The Trust currently has two operating series, or funds, including the AIT Fund. Each series has its own identity, investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions.

         The AIT Fund has only one class of shares, with one fee and expense structure. The AIT Fund's shareholders will receive shares of the New Fund in exchange for their shares if the Reorganization is approved and completed.

         Each whole or fractional share of the AIT Fund is entitled to one vote or corresponding fraction at the Shareholder Meeting. At the close of business on May __, 2000, the record date for the determination of shareholders entitled to vote at the Shareholder Meeting (the "Record Date"), there were ___________ shares outstanding held by ___ record holders (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers).

         All shares represented by each properly signed proxy received before the meeting will be voted at the Shareholder Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Shareholder Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted FOR approval of the Reorganization, as more fully described in this Prospectus. A proxy may be revoked by a shareholder at any time before its use by written notice to the AIT Fund, by submission of a later-dated proxy or by voting in person at the Shareholder Meeting. If any other matters come before the Shareholder Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

         The holders of 40% of the outstanding shares entitled to vote present in person or by proxy will constitute a quorum. When a quorum is present, approval of the proposal will require the affirmative vote of a "majority of the outstanding voting securities" of the AIT Fund. The term "majority of the outstanding voting securities" of the AIT Fund, as defined in the Investment Company Act, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the AIT Fund present at the meeting if more than 50% of the outstanding shares of the AIT Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the AIT Fund. This approval is required (rather than a simple majority of those votes present) because the Reorganization requires approval of a new investment management agreement for the New Fund.

         The Shareholder Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning the Shareholder Meeting to another date and time, whether or not a quorum is present, and the Shareholder Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

         Proxies must be voted by mail or facsimile transmission.

         All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast FOR that proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against." Broker non-votes do not represent vote "for" or "against" and are disregarded in determining whether the proposal has received enough votes.

         As of the Record Date, the AIT Fund's shareholders of record and (to the Trust's knowledge) beneficial owners who owned more than five percent of the AIT Fund's shares are as follows:

                                                    Percentage of the Fund's
    Shareholder                                       Outstanding Shares
    -----------                                       ------------------

Charles Schwab & Co. Inc.                                     [ ]%
Reinvest Account
Attn: Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

         The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the AIT Fund as of the Record Date. The Officers and Directors of the Adviser, as a group, owned of record and beneficially (directly or indirectly through a retirement plan) [ ]% of the outstanding voting securities of the AIT Fund. Because those shareholders are expected to vote in favor of the Reorganization, that ownership level means that a sufficient number of shareholders are expected to approve the Reorganization.

                                II. THE PROPOSAL

A. DESCRIPTION OF THE PROPOSED REORGANIZATION

     1.   THE REORGANIZATION

         If the Reorganization is approved, on the Effective Date the New Fund will acquire all of the assets and liabilities of the AIT Fund. At that time, the New Fund will issue to the AIT Fund the same number of shares as the shareholders of the AIT Fund held of record on the day before the Effective Date.

         At the same time as that asset transfer, the AIT Fund will distribute the New Fund Shares it receives pro rata to each remaining shareholder of the AIT Fund, distributing the same number of shares as the outstanding shares of the AIT Fund held of record by that shareholder on the day before the Effective Date.

         This distribution of the New Fund Shares to the AIT Fund's shareholders will be accomplished by the establishment of accounts on the New Fund's share records in the names of those shareholders, representing the respective pro rata number of New Fund Shares deliverable to them. Fractional shares will be carried to the third decimal place. Certificates evidencing the New Fund Shares will not be issued to the AIT Fund's shareholders.

         Immediately following the AIT Fund's pro rata liquidating distribution of the New Fund Shares to the AIT Fund shareholders, the AIT Fund will liquidate and terminate.

         Completion of the Reorganization is subject to approval by the shareholders of the AIT Fund. The Reorganization may be abandoned at any time before the Effective Date by a majority of the Trust's Board of Trustees.

         The Adviser will pay all costs and expenses of the Reorganization, including those associated with the Shareholder Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Shareholder Meeting.

         The above is a summary of the Reorganization. The summary is not a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

     2.   EFFECT OF THE REORGANIZATION

         If the Reorganization is approved by the AIT Fund's shareholders and completed, shareholders of the AIT Fund as of the Effective Date will become shareholders of the New Fund. The total net asset value of the New Fund Shares held by each shareholder of the AIT Fund immediately after completion of the Reorganization will be equivalent to the total net asset value of the AIT Fund Shares held by that same shareholder immediately before completion of the Reorganization.

         After the Reorganization, the investment adviser for the New Fund will continue to be Van Deventer & Hoch. First Fund Distributors, Inc. will continue as the New Fund's Distributor. Investment Company Administration, L.L.C. will continue as the administrator for the New Fund. PricewaterhouseCoopers LLP also will serve as auditors for the New Fund.

     3.   REASONS FOR THE REORGANIZATION

         The Board of Trustees has determined that the cost of operating the AIT Fund under its current and anticipated size is prohibitively expensive and that the goals of the Trust to start new funds under a new investment management company have not been met. Further, the Board of Trustees recognizes that the AIT Fund and its Adviser have a favorable history with the AST Trust.

     4.   FEDERAL INCOME TAX CONSEQUENCES

         Management of the AIT Fund and the New Fund has been advised by its counsel, Paul, Hastings, Janofsky & Walker LLP, that the Reorganization will constitute a tax-free reorganization for federal income tax purposes under
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, and will not affect the federal tax status of AIT Fund shares held before the Reorganization. Counsel has issued a legal opinion to this effect. Therefore, shareholders should not recognize any gain or loss on the AIT Fund shares for federal income tax purposes as a result of the Reorganization. Subject to limited exceptions, most states use federal taxable income as a taxable base for this purpose. Consequently, the Trust believes that the state income tax treatment of the proposed Reorganization for most shareholders is more likely than not to be the same as the federal tax consequences. Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder's tax situation may have unique issues, shareholders should consult their own tax advisers.

     5.   DESCRIPTION OF THE NEW FUND SHARES

         Each New Fund Share issued to AIT Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund Share will represent an equal interest in the assets of the New Fund. The New Fund Shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund's Prospectus.

     6.   CAPITALIZATION

         The capitalization of the Funds as of October 31, 1999 and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

                                New Fund       AIT Fund       Pro Forma Combined
                                --------       --------       ------------------
Aggregate net assets              $0**       $10,617,546         $10,617,546

Shares outstanding*                0**           891,693             891,693

Net asset value per share         $0**            $11.91              $11.91
                                             -----------         -----------

----------
*    Each Fund is authorized to issue an indefinite number of shares.
** The New Fund is a new series of the AST Trust that is currently under registration with the SEC. It has not yet commenced operations and currently has no assets and no assets outstanding.

B. COMPARISON OF THE FUNDS

     1.   OBJECTIVE, STRATEGY, RISKS AND POLICIES

         The New Fund will have an identical investment objective and identical strategies and policies as the AIT Fund.

          (a)  OBJECTIVE

         The AIT Fund's investment objective is long-term growth of capital and above average current income with investments primarily in the equity securities of U.S. companies. The AIT Fund seeks to achieve its investment objective by investing primarily in the equity securities of seasoned U.S. companies that the Adviser believes are undervalued relative to their assets and potential earnings and dividends.

          (b)  STRATEGY

         In selecting investments for the Fund, the Adviser generally seeks companies it believes exhibit characteristics of financial soundness and are undervalued by the market. In seeking to identify financially sound companies, the Fund's Adviser looks for companies with strongly capitalized balance sheets, an ability to generate substantial cash flow, relatively low levels of leverage, an ability to meet debt service requirements and a history of paying dividends. In seeking to identify undervalued companies, the Adviser looks for companies with substantial tangible assets such as land, timber, oil and other natural resources, or important brand names, patents, franchises or other intangible assets that may have greater value than what is reflected in the company's financial statements. The Fund's Adviser will often select investments for the Fund that are considered to be unattractive by other investors or are unpopular with the financial press.

          (c)  RISKS

         By investing in stocks, the AIT Fund may expose shareholders to certain market risks that could cause them to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of an investment in the AIT Fund will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to activities of individual companies. Although the AIT Fund seeks to provide a consistent level of income to shareholders, its yield may fluctuate significantly in the short term. The primary risks of investing in the Fund are:

               (1)  MARKET RISK

              This is the risk that the price of a security will rise or fall because of changing economic, political or market conditions, or because of a company's individual situation. Additional market-related risks for the AIT Fund include the risk that:

               *    Value stocks continue to fall out of favor.

               * The market continues indefinitely to undervalue the stocks in the AIT Fund's portfolio.

               * The stocks in the AIT Fund's portfolio turn out to be undervalued because the Adviser's initial evaluation of the stock was mistaken

               (2)  SMALLER COMPANIES

              The securities of smaller companies may have more risks than those of larger companies -- they may be more susceptible to market downturns, and their prices may be more volatile.

               (3)  FOREIGN SECURITIES

              Although the AIT Fund emphasizes investments in stocks of U.S. companies, it also may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts (ADRs). The AIT Fund expects that its investments in foreign issuers, if any, will generally be in companies that generate substantial revenues from U.S. operations and that are listed on U.S. securities exchanges. Because foreign securities are normally denominated and traded in foreign currencies, the value of the AIT Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities.

               (4)  INTEREST RATE RISK

              In general, the prices of debt securities rise when interest rates fall and the prices of debt securities fall when interest rates rise. However, the stock market and stocks that pay dividends also can be affected.

               (5)  SPECIAL RISKS OF CONVERTIBLE SECURITIES

              Convertible securities are subject to the market risk of stocks, while also subject to interest rate risk and the credit risk of the companies that issue them. Call provisions may allow the issuer to repay the debt before it matures.

          (D)  POLICIES AND INVESTMENT RESTRICTIONS

         The following fundamental investment restrictions of the New Fund are identical to that of the AIT Fund and cannot be changed by a Fund without the affirmative vote of a majority of that Fund's outstanding voting securities as defined in the Investment Company Act: These restrictions include the following with respect to each Fund:

              (1) The Fund may not purchase any securities which would cause more than 25 percent of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower. Otherwise, for purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

              (2) The Fund may not make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending in an aggregate amount not exceeding 30 percent of its total assets.

              (3) The Fund may not acquire more than 10 percent of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5 percent of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities); provided, that the foregoing limitation shall not apply to 25 percent of the total assets of the Fund.

              (4) The Fund may not borrow, except that a Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3 percent of that Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. A Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 10 percent of its total assets (taken at market value), and any interest paid on such borrowings will reduce income. Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the 1940 Act shall not be regarded as borrowings for the purposes of this restriction.

              (5) The Fund may not pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by 4 above.

              (6) The Fund may not purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interests in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, any Fund may invest in companies that invest in real estate, commodities or commodities contracts. The Fund may invest in futures contracts and options thereon to the extent described in the Prospectus and elsewhere in the Fund's Statement of Additional Information.

              (7) The Fund may not act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

              (8) The Fund may not purchase securities of other investment companies except as permitted by the Investment Company Act and the rules and regulations thereunder. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, (a) such Fund owns more than 3 percent of the total voting stock of the company; (b) securities issued by any one investment company represent more than 5 percent of the total assets of such Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10 percent of the total assets of such Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. It is the position of the SEC's staff that certain non-governmental issuers of CMOs and REMICs constitute investment companies pursuant to the Investment Company Act and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of those instruments have received orders from the Securities and Exchange Commission exempting such instruments from the definition of investment company.

              (9) The Fund may not issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit that Fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into permissible repurchase and dollar roll transactions, or (c) entering other borrowings as permitted by rule, regulation or order of the SEC.

         The non-fundamental restrictions of the Fund may be changed by the Board of Trustees without the prior approval of shareholders. The non-fundamental restrictions of the Fund are updated to reflect changes in state law: The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities: The Fund may not:

              (1) Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

              (2) Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid); or

              (3) Borrow money from banks to purchase securities.

         The Trust and the AST Trust are both Delaware business trusts with substantially similar Agreements and Declarations of Trust and By-Laws.

     2.   COMPARISON OF FEES AND EXPENSES

         The following table shows the comparative fees and expenses you may pay if you buy and hold shares of the AIT Fund as compared to the New Fund. The Funds do not impose any front-end or deferred sales loads and they do not charge shareholders for exchanging shares or reinvesting dividends.

                         FEES AND EXPENSES OF EACH FUND

                                                             New Fund
                                            AIT Fund        (pro forma)
                                            --------        -----------
SHAREHOLDER FEES (fees paid
directly from your investment)
    Redemption Fee                            0.00%             0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
    Management Fee                            0.70%             0.70%
    Distribution/Service
    (12b-1) Fee                               0.25%             0.25%
    Administrative Services Fee               0.35%             0.70%
                                              -----             -----
TOTAL ANNUAL FUND OPERATING EXPENSES          1.30%             1.65%
                                              =====             =====

         The Administrative Services Fee compensates the Adviser for retaining other service providers needed by a Fund and paying all of the operating costs of the Fund, regardless whether those costs are more or less than the Administrative Services Fee. Should the shareholders of the AIT Fund approve the Reorganization, the Administrative Service Fee will increase from an annual rate of 0.35% of net assets to an annual rate of 0.70%. The Boards of the Trust and of AST have determined that the increase of the Administrative Services Fee is reasonable given that the Adviser will continue to be responsible for paying all of the New Fund's operating costs including the costs of certain service providers to the New Fund - I.E., fund accounting, transfer agency and printing fees. The Board has determined that the Administrative Services Fee increase is designed to adequately ensure that the Adviser has the ability to pay the New Fund's operating costs while still giving the Shareholders a fixed cost limitation of 1.65% of annual net assets. The Board also was persuaded that the AIT Fund's actual operating expenses covered by the Administrative Services Fees exceeds the 0.35% fee and, therefore, requires the Adviser to subsidize the AIT Fund's operations.

         EXAMPLE OF FUND EXPENSES: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and the changes specified above. This example is for comparison purposes only. It does not necessarily represent a Fund's actual expenses or returns.

Fund                       1 Year         3 Years        5 Years       10 Years
----                       ------         -------        -------       --------
AIT Fund                    $132           $412           $713          $1,568
New Fund (pro forma)        $168           $520           $897          $1,955

     3.   COMPARATIVE PERFORMANCE INFORMATION

         No performance information is presented because the AIT Fund does not yet have a full calendar year of performance and because the New Fund has not yet commenced operations.

     4.   DISTRIBUTION AND SHAREHOLDER SERVICES

          (a)  DISTRIBUTION

         First Fund Distributors, Inc. (the "Distributor") and the AIT Trust are parties to a distribution agreement ("Distribution Agreement"). The Distributor has its principal business offices at 4455 East Camelback Road, Suite 261E, Phoenix, Arizona 85018. The Trust has adopted a distribution plan (the "Plan") with respect to the AIT Fund. The Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act. The Distribution Agreement and the Plan provide that the Trust will pay the Adviser, as the Distribution Coordinator, a fee calculated daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the of the AIT Fund. The Adviser can use these fees only to reimburse itself for eligible expense, such as to compensate broker/dealers and service providers (including the Adviser and its affiliates) that provide administrative and/or distribution services to holders of these shares or their customers who beneficially own these shares. The AIT Fund paid $14,421 in distribution fees for the period May 7, 1999 to October 31, 1999. An identical Rule 12b-1 plan would apply to the New Fund.

         Upon completion of the Reorganization, the Distributor will act as the distributor for the New Fund.

          (b)  ADMINISTRATION

         The AIT Trust, on behalf of the AIT Fund, entered into an Administrative Services Agreement with the Adviser (the "Administrative Services Agreement"). The AIT Fund pays the Adviser an Administrative Services Fee at an annual rate of 0.35% of its daily average net assets, accrued daily and paid monthly. The fee payable to the Adviser by the Fund under the Administrative Services Agreement is the only fee or expense payable by the fund for the following ordinary services: all administrative services, primarily by retaining the Subadministrator, as described below, custody and transfer agency services by retaining the Custodian and Transfer Agent named below, and all other ordinary services and operating expenses (other than brokerage commissions, dealer mark-ups, taxes, interest and extraordinary items). The Administrative Services Fee paid to the Adviser effectively limits the Fund's operating expenses. The Adviser may potentially earn greater profits under the Administrative Services Agreement if assets of the Fund grow sufficiently large to reduce actual operating expenses to less than the Adviser's Administrative Services Fee.

         After the Reorganization, the Administrative Services Fee will increase from an annual rate of 0.35% of the AIT Fund's average daily net assets to an annual rate of 0.70% of the New Fund's average daily net assets.

               (1)  SUBADMINISTRATION

              The Adviser and Investment Company Administration, L.L.C. (the "Subadministrator") are parties to a subadministration agreement (the "Subadministration Agreement") with respect to the Fund. The Adviser pays the Subadministrator's fee out of the Administrative Services Fee. Under the Subadministration Agreement, the Subadministrator provides administrative and fund accounting services to the Fund.

               (2)  DIVIDEND DISBURSING AGENT AND TRANSFER AGENT

              National Financial Data Services, 330 West 9th Street, Kansas City, MO 64105 is the Fund's dividend disbursing and payment agent, and the transfer agent. The Adviser pays the dividend disbursing and transfer agent's fee out of the Administrative Services Fee.

               (3)  CUSTODIAN

              Pursuant to a Custodian Agreement, United Missouri Bank, N.A., 928 Grand Boulevard, Kansas City, MO 64106, acts as custodian of the Fund' assets (the "Custodian"). The Custodian's responsibilities include holding and administering the Fund's cash and securities, handling the receipt and delivery of securities, furnishing a statement of all transactions and entries for the account of the Fund, and furnishing the Fund with such other reports covering securities held by it or under its control as may be agreed upon from time to time. The Adviser pays the Custodian's fees out of the Administrative Services Fee.

     5.   INVESTMENTS, REDEMPTIONS AND EXCHANGES

         Both Funds generally require a minimum initial investment of $2,500 ($1,000 for retirement plans), and subsequent investments of $100 or more. They offer an automatic investment plan under which selected amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the applicable Fund. Redemption procedures are identical for both Funds. Shareholders in the AIT Fund are not able to exchange their shares for shares of any other mutual fund (unless their shares are held through an independent intermediary such as a broker-dealer who would effect the exchange). Shareholders in the New Fund (after the Reorganization) would be able to exchange their shares for other funds offered by the New Trust (in addition to exchanges of shares permitted through an intermediary broker or mutual fund market place).

C. RECOMMENDATION OF THE BOARD OF TRUSTEES

         The Board of Trustees of the Trust (including a majority of the noninterested Trustees), after due consideration, has unanimously determined that the Reorganization is in the best interests of the shareholders of the AIT

Fund and that the interests of the existing shareholders of the AIT Funds would not be diluted.

   THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE
                        ADOPTION OF THE REORGANIZATION.

D. DISSENTERS' RIGHTS OF APPRAISAL

         Shareholders of the AIT Fund who object to the proposed Reorganization will not be entitled to any "dissenters' rights" under Delaware law. However, those shareholders have the right at any time up to when the Reorganization occurs to redeem shares of the AIT Fund at net asset value. After the Reorganization, shareholders of the AIT Fund will hold shares of the New Fund, which may also be redeemed at net asset value in accordance with the procedures substantially similar to those described in the AIT Fund's Prospectus dated March 1, 2000, subject to applicable redemption procedures.

E. FURTHER INFORMATION ABOUT THE AIT FUND AND THE NEW FUND

         Further information about the AIT Fund is contained in the following documents:

     *    AIT Fund Prospectus dated March 1, 2000.

     *    AIT Fund Statement of Additional Information also dated March 1, 2000.

     * Documents that relate to the AIT Fund are available, without charge, by writing to the AIT Fund, 800 North Brand Boulevard, Suite 300, Glendale, California 91203.

         The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act, and it files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.

         The New Fund is not now an operating mutual fund nor does it have a prospectus that has been declared effective by the SEC. Shareholders may, however, obtain a preliminary Prospectus and Statement of Additional Information relating to the New Fund without charge by writing to the New Fund at 800 North Brand Boulevard, Suite 300, Glendale, California 91203, or by calling (800) 548-7787. Those documents are subject to completion and revision before becoming effective with the SEC.

         All of these documents are available through the SEC's web site at www.sec.gov. (Information about the AIT Fund can be found under Allegiance Investment Trust and information about the New Fund can be found under Advisors Series Trust.)

         It is expected that this Proxy Statement will be mailed to shareholders on or about June __, 2000.

F. VOTE REQUIRED

         Approval of the proposed Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of the AIT Fund within the meaning of the Investment Company Act. If the shareholders of the AIT Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Trustees will take any further action as it deems to be in the best interest of the AIT Fund and its shareholders, including liquidation, subject to approval by the shareholders of the AIT Fund if required by applicable law.


                            III. MISCELLANEOUS ISSUES

A. OTHER BUSINESS

         The Board of Trustees of the Trust knows of no other business to be brought before the Shareholder Meeting. If any other matters come before the Shareholder Meeting, it is the Board's intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B. NEXT MEETING OF SHAREHOLDERS

         The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act. If the Reorganization is not completed, the next meeting of the shareholders of the AIT Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C. LEGAL MATTERS

         Certain legal matters in connection with the issuance of the New Fund Shares will be passed upon for the Trust by Paul, Hastings, Janofsky & Walker LLP.

D. EXPERTS

         The financial statements of the AIT Fund for the year ended October 31, 1999, contained in the Trust's 1999 Annual Report to Shareholders, has been audited by PricewaterhouseCoopers, LLP, independent accountants, as stated in their report dated November 30, 1999, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given their authority as experts in accounting and auditing.

         PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT
                       PROMPTLY IN THE ENCLOSED ENVELOPE.

                               [ Add Label Here ]
                               [                ]
                               [                ]
                               [                ]

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this ___ day of May, 2000, by and between Advisors Series Trust, a Delaware business trust ("AST"), for itself and on behalf of the Van Deventer & Hoch American Value Fund (the "Acquiring Fund"), a series of AST, and Allegiance Investment Trust, a Delaware business trust ("AIT"), on behalf of the Allegiance American Value Fund (the "Target Fund"), a series of AIT.

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Target Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund, in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Target Fund to its shareholders in liquidation of the Target Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:


1. REORGANIZATION OF TARGET FUND

         1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Target Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Target Fund's Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Target Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Target Fund Assets, net of the Target Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Target Fund shall distribute the Acquiring Fund Shares to the shareholders of the Target Fund in liquidation of the Target Fund as provided in paragraph 1.4 hereof. These transactions are hereinafter sometimes collectively referred to as the "Reorganization."

         1.2 (a) With respect to the Target Fund, the Target Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Target Fund, and any prepaid expenses shown as an asset on the Target Fund's books on the Closing Date.

              (b) Before the Closing Date, the Target Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Target Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Target Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Target Fund's Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. Before the Closing Date, the Acquiring Fund will advise the Target Fund of any investments of the Target Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. If the Target Fund holds any investments that the Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Target Fund, if requested by the Acquiring Fund, will dispose of those securities before the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 The Target Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Target Fund prepared by the administrator of AST as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities of the Target Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.4 Immediately following the Closing, the Target Fund will distribute the Acquiring Fund Shares received by the Target Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("Target Fund Investors") in complete liquidation of the Target Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of AIT, to transfer the Acquiring Fund Shares then credited to the Target Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Target Fund Investors and representing the respective pro rata number of shares of the Acquiring Fund due such Target Fund Investor based on the net asset value per share of the shares of the Target Fund. All issued and outstanding shares of the Target Fund will be cancelled simultaneously therewith on the Target Fund's books, and any outstanding share certificates representing interests in the Target Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

         1.5 If any request is made for a change of the registration of shares of the Acquiring Fund to another person from the account of the stockholder in which name the shares are registered in the records of the Target Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

         1.6 Following the transfer of assets by the Target Fund to the Acquiring Fund, the assumption of the Target Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Target Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, AIT shall terminate the qualification, classification and registration of the Target Fund with all appropriate federal and state agencies. Any reporting or other responsibility of AIT is and shall remain the responsibility of AIT up to and including the date on which the Target Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2. VALUATION

         2.1 The value of the Target Fund's Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

         2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

         2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund's administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to AIT and to the Target Fund at the Closing.

3. CLOSING(S) AND CLOSING DATE

         3.l The Closing for the Reorganization shall occur on July __, 2000, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of the Acquiring Fund, 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., local time on the Closing Date unless otherwise provided.

         3.2 The Acquiring Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Target Fund in conjunction with the delivery of portfolio securities.

         3.3 Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of AIT, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4. COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE TARGET FUND

         4.1 With respect to the Target Fund, AIT has called or will call a meeting of Target Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Target Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for AIT to terminate the Target Fund's qualification, classification and registration if requisite approvals are obtained with respect to the Target Fund. AIT, on behalf of the Target Fund, shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with that meeting. Those Proxy Materials will be included in the Registration Statement (as defined in Section 5.1(c)) for the Acquiring Fund, as filed by AST.

         4.2 AIT, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being Target for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         4.3 AIT, on behalf of the Target Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Target Fund.

         4.4 Subject to the provisions hereof, AST, on its own behalf and on behalf of the Acquiring Fund, and AIT, on its own behalf and on behalf of the Target Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.5 AIT, on behalf of the Target Fund, shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Target Fund's assets and liabilities as of the Closing Date.

         4.6 As soon after the Closing Date as is reasonably practicable, AIT, on behalf of the Target Fund: (a) shall prepare and file all federal and other tax returns and reports of the Target Fund required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

         4.7 Following the transfer of Fund Assets by the Target Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Target Fund in exchange for Acquiring Fund Shares as contemplated herein, AIT will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Target Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Target Fund in accordance with the laws of the State of Delaware and other applicable requirements.

5. REPRESENTATIONS AND WARRANTIES

         5.1 AST, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

              (a) AST was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of the State of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering AST's business as currently conducted by AIT and as described in the current prospectuses of AST. AST is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

              (b) The Registration Statement on Form N-1A filed by AST with the Securities and Exchange Commission ("SEC"), including the preliminary prospectus and statement of additional information of the Acquiring Fund (together, the "Prospectus"), the conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

              (c) The Registration Statement on Form N-14 filed by AST (the "Registration Statement"), with the Securities and Exchange Commission ("SEC"), including the combined proxy statement and prospectus of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

              (d) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by AST for itself and on behalf of the Acquiring Fund does not and will not (i) violate AST's Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which AIT is a party or by which its properties or assets are bound;

              (e) Except as previously disclosed in writing to the Target Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AST's knowledge, threatened against AST or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect AST or the Acquiring Fund's financial condition or the conduct of their business. AST knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

              (f) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

              (g) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of AST, the Trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of AST and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

              (h) On the effective date of the Registration Statement, at the time of the meeting of the Target Fund shareholders and on the Closing Date, any written information furnished by AST with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

              (i) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by AST, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by AST for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date;

              (j) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business; or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Target Fund, prior to the Closing Date (for the purposes of this subparagraph
(i), neither a decline in the Acquiring Fund's net asset value per share nor a decrease in the Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change); and

              (k) All federal and other tax returns and reports of AST and the Acquiring Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by AST or the Acquiring Fund shall have been paid so far as due, and to the best of AST's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

         5.2 AIT, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

              (a) AIT was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of AIT and grants them all powers necessary or desirable to carry out such responsibility, including administering AIT's business as currently conducted by AIT and as described in the current prospectuses of AIT. AIT is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

              (b) All of the issued and outstanding shares of the Target Fund have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; all issued and outstanding shares of each class of the Target Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

              (c) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement by AIT for itself and on behalf of the Target Fund does not and will not (i) violate AIT's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which AIT is a party or by its properties or assets are bound;

              (d) Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AIT's knowledge, threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund's financial condition or the conduct of its business, AIT knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

              (e) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Target Fund as of and for the period ended October 31, 1999, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Target Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Target Fund (contingent or otherwise) known to AIT that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

              (f) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph
(f), neither a decline in the Target Fund's net asset value per share nor a decrease in the Target Fund's size due to redemptions shall be deemed to constitute a material adverse change);

              (g) All federal and other tax returns and reports of AIT and the Target Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by AIT or the Target Fund shall have been paid so far as due, and to the best of AIT's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

              (h) For each full and partial taxable year from its inception through the Closing Date, the Target Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

              (i) At the Closing Date, the Target Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

              (j) The execution, delivery and performance of this Agreement on behalf of the Target Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of AIT, the Trustees and the Target Fund, and this Agreement will constitute a valid and binding obligation AIT and the Target Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

              (k) From the effective date of the Registration Statement, through the time of the meeting of the Target Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund's Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by AIT with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by AIT, on behalf of the Target Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

              (l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by AIT, for itself and on behalf of the Target Fund, or the performance of the Agreement by AIT for itself and on behalf of the Target Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF TARGET FUND

         The obligations of AIT to consummate the Reorganization with respect to the Target Fund shall be subject to the performance by AST, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

         6.1 All representations and warranties of AST with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2 AST, on behalf of the Acquiring Fund, shall have delivered to the Target Fund at the Closing a certificate executed on behalf of the Acquiring Fund by AST's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of AST with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Target Fund shall reasonably request.

         6.3 The Target Fund shall have received at the Closing a favorable opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to AST, dated as of the Closing Date, in a form reasonably satisfactory to the Target Fund, substantially to the effect that:

              (a) AST is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

              (b) the Acquiring Fund is a separate portfolio of AST, which is a business trust duly created pursuant to its Agreement and Declaration of Trust, is legally existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering AST's business as described in the current prospectuses of AST;

              (c) this Agreement has been duly authorized, executed and delivered by AST on behalf of AST and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Target Fund, is a valid and binding obligation of AST, enforceable against AST in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

              (d) the Acquiring Fund Shares to be issued to the Target Fund and then distributed to the Target Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

              (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

              (f) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

              (g) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AST or the Acquiring Fund or any of their properties or assets and neither AST nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

         6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the prospectus of the Acquiring Fund delivered to the Target Fund pursuant to paragraph 4.1 and in the Proxy Materials.

         6.5 With respect to the Acquiring Fund, the Board of Trustees of AST shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of any existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

         The obligations of AST to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by AIT of all the obligations to be performed by it hereunder, with respect to the Target Fund, on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of AIT with respect to the Target Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

         7.2 AIT, on behalf of the Target Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Target Fund, by AIT's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of AIT with respect to the Target Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

         7.3 Unless waived by the Acquiring Fund shall have received at the Closing a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to AIT, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

              (a) AIT is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

              (b) the Target Fund is a separate portfolio of AIT, which is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of AIT and grants them all powers necessary or desirable to carry out such responsibility, including administering AIT's business as described in the current prospectuses of AIT;

              (c) this Agreement has been duly authorized, executed and delivered by AIT on behalf of AIT and the Target Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of AIT, enforceable against AIT in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

              (d) no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the Reorganization with respect to the Target Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

              (e) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AIT or the Target Fund or any of their properties or assets and neither AIT nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business.

         7.4 With respect to the Target Fund, the Board of Trustees of AIT shall have determined that the Reorganization is in the best interests of the Target Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND The obligations of the Acquiring Fund and of the Target Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Target Fund:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of AIT's Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

         8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by AST, on behalf of the Acquiring Fund, or AIT, on behalf of the Target Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund.

         8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Target Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Fund's shareholders substantially all of the Target Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryover).

         8.6 AIT shall have received a favorable opinion from Paul, Hastings, Janofsky & Walker LLP counsel to both the Acquiring Fund and the Target Fund (and if deemed appropriate by that firm, based on customary representation certificates from AST, AIT and the Target Fund) substantially to the effect that, for federal income tax purposes:

              (a) the transfer by the Target Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities will constitute a "reorganization" within the meaning of
Section 368(a)(1) of the Code and the Acquiring Fund and the Target Fund each are a "party to a reorganization" within the meaning of Section 368(b) of the Code;

              (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities;

              (c) no gain or loss will be recognized by the Target Fund upon the transfer of the Fund Assets to the Acquiring Fund and the assumption by the Acquiring Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Target Fund shareholders in exchange for their shares of the Target Fund;

              (d) no gain or loss will be recognized by the Target Fund Investors upon the exchange of their Target Fund Shares for the Acquiring Fund Shares;

              (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Target Fund Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Target Fund Investors will include the period during which the Target Fund shares exchanged therefor were held by such shareholder (provided the Target Fund shares were held as capital assets on the date of the Reorganization); and

              (f) the tax basis of the Target Fund assets Target by the Acquiring Fund will be same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization, and the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund.

9. EXPENSES

         9.1 Except as may be otherwise provided herein, each of the Target Fund and the Acquiring Fund shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Target Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Target Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Target Fund; (iv) fees and expenses of the Target Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Target Fund's portfolio on the Applicable Valuation Date. Van Deventer & Hoch, the investment adviser to the Target Fund, has agreed to reimburse the Target Fund for the expenses listed in items (i), (ii), (iii)
(iv) and (v) above. The expenses payable by the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Applicable Valuation Date. Van Deventer & Hoch, the investment adviser to the Acquiring Fund, has agreed to reimburse the Acquiring Fund for the expenses listed in items (i), (ii), (iii), (iv) and (v) above.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11. TERMINATION

         11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual written consent of the Acquiring Fund and the Target Fund.

12. AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of AIT, acting on behalf of the Target Fund and AST, acting on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Target Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be to the Target Fund Investors under this Agreement to the detriment of such Target Fund Investors, or otherwise materially and adversely affecting the Target Fund, without the Target Fund obtaining the Target Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Target Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13. NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For AST, on behalf of itself and the Acquiring Fund:

Advisors Series Trust
4455 E. Camelback Road, Suite 261E
Phoenix, Arizona 85018
Attention: Robert H. Wadsworth

With a copy to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
345 California St., 29th Floor
San Francisco, California 94104

For AIT, on behalf of itself and the Target Fund:

Allegiance Investment Trust
c/o Van Deventer & Hoch
800 North Brand Boulevard, Suite 300
Glendale, California 91203
Attention: Richard A. Snyders,
           President and Chief Executive Officer

With a copy to:

David A. Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
345 California St., 29th Floor
San Francisco, California 94104


14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                  [REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.


AST and Acquiring Fund:
----------------------
Advisors Series Trust,
for itself and on behalf of
Van Deventer & Hoch
American Value Fund

By:
   ----------------------
   Eric M. Banhazl
   President

AIT and Target Fund:
-------------------
Allegiance Investment Trust,
for itself and on behalf of
the Allegiance
American Value Fund


By:
   ----------------------
   Richard A. Snyders
   President and Chairman of the Board
   of Trustees

Van Deventer & Hoch,
for purposes of Section 9.1 only


By:
   ----------------------
   Richard A. Snyders
   Chief Executive Officer

                                   PROXY CARD

                ALLEGIANCE INVESTMENT TRUST - AMERICAN VALUE FUND

                         SPECIAL MEETING OF SHAREHOLDERS

                                  JUNE __, 2000


The undersigned hereby appoints each of Richard A. Snyders and Charles L. Bock, as proxy, with the power to appoint his substitute, and hereby authorizes him to represent and to vote, as designated below, all shares of the American Value Fund (the "Fund"), a series of the Allegiance Investment Trust (the "Trust"), held of record by the undersigned on May __, 2000 or any adjournment thereof.

You are encouraged to specify your choices by marking the appropriate boxes BELOW. If you do not mark any boxes, your Proxy will be voted in accordance with the Board of Trustees' recommendations. Please sign, date and return this card. The Board of Trustees recommends a vote FOR the proposals.

Please mark your votes as in this example. [X]

Proposal                                              For     Against    Abstain

1. Proposal to approve a reorganization of the        [ ]       [ ]        [ ]
Allegiance American Value Fund providing for (i) the transfer of substantially all of the assets and liabilities of the Allegiance American Value
Fund to the Van Deventer & Hoch American Value
Fund, a series of the Advisors Series Trust, in exchange for shares of the New Fund (the "New Fund
Shares") of identical number and value, (ii) the pro rata distribution of those New Fund Shares to the shareholders of the Allegiance American Value
Fund in full redemption of those shareholders' shares in the Allegiance American Value Fund, and
(iii) the immediate liquidation and termination of the Allegiance American Value Fund, all as described in the accompanying Proxy Statement.

2. To transact such other business as may properly    [ ]       [ ]        [ ]
come before the Special Meeting, or any
adjournment thereof.

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1. By signing and dating the lower portion of this Proxy Card, you authorize the proxies to vote the Proposal as marked, or if not marked to vote FOR the Proposal, and to take their discretion to vote any other matter as may properly come before the Special Meeting. If you do not intend to personally attend the Special Meeting, please complete and mail this Proxy Card at one in the enclosed envelope.
--------------------------------------------------------------------------------

-------------------------------------       ------------------------------------
Signature                        Date       Signature                       Date

--------------------------------------------------------------------------------
NOTE: PLEASE SIGN YOUR NAME EXACTLY AS YOUR SHAREHOLDER NAME OR NAMES APPEAR ON THE ACCOUNT. THIS WILL AUTHORIZE THE VOTING OF YOUR SHARES AS INDICATED. WHERE SHARES ARE REGISTERED WITH JOINT OWNERS, ALL JOINT OWNERS SHOULD SIGN. PERSONS SIGNING AS EXECUTORS, ADMINISTRATORS, TRUSTEES, ETC. SHOULD SO INDICATE.
--------------------------------------------------------------------------------

                    -----------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                           ALLEGIANCE INVESTMENT TRUST
                               AMERICAN VALUE FUND

                                      INTO

                              ADVISORS SERIES TRUST
                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

                    -----------------------------------------

                            THE ADVISORS SERIES TRUST

                                   ----------

                      4455E East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                 (602) 952-1100

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE __, 2000
                     FOR REGISTRATION STATEMENT ON FORM N-14

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the preliminary Combined Proxy Statement and Prospectus dated ________, 2000, which has been filed by Advisors Series Trust (the "Trust"), on behalf of a new series of the Trust - the Van Deventer & Hoch American Value Fund (the "New Fund") in connection with a Special Meeting of Shareholders of the American Value Fund (the "AIT Fund"), a series of Allegiance Investment Trust ("AIT") that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby).

         Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to the Trust at the address indicated above or by calling (602) 952-1100. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus. Further information about the New Fund and the Trust, the AIT Fund and AIT, is contained in the AIT Fund's Prospectus dated March 1, 2000, the New Fund's Preliminary Prospectus dated ______, 2000, and the Annual Report of the AIT Fund for the fiscal year ended October 31, 1999. The AIT Fund's Statement of Additional Information dated March 1, 2000, and the New Fund's Preliminary Statement of Additional Information dated ________, 2000, are incorporated by reference in this Statement of Additional Information and are available without charge by calling the Trust at
(602) 952-1100.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
General Information ......................................................   B-2


                               GENERAL INFORMATION

         The Board of Trustees of AIT called a shareholder meeting (the "Shareholder Meeting") to allow shareholders to consider and vote on the proposed Reorganization of the AIT Fund. That Board of Trustees (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act of 1940, as amended (the "Investment Company Act")) approved the Reorganization at a meeting held on March 13, 2000, subject to the approval of the AIT Fund's shareholders.

         At the Shareholder Meeting, the shareholders of the AIT Fund will be asked to approve the proposed Reorganization of the AIT Fund into the New Fund. The Reorganization will include the transfer of all of the assets and liabilities of the AIT Fund to the New Fund. All remaining AIT Fund shareholders will receive New Fund Shares in exchange. The AIT Fund will then be terminated and liquidated.

         The net asset value per share of the New Fund and the number of shares owned by each New Fund shareholder immediately after the Reorganization will be identical to the net asset value per share of the AIT Fund and identical to the number of shares owned by each AIT Fund shareholder immediately before the Reorganization.

         Van Deventer & Hoch (the "Adviser") currently serves as the investment adviser of the AIT Fund and will also serve as the adviser to the New Fund. The New Fund will have an identical investment objective and identical strategies and policies as the AIT Fund. The AIT Fund's investment objective is long-term growth of capital and above average current income with investments primarily in the equity securities of U.S. companies. The AIT Fund seeks to achieve its investment objective by investing primarily in the equity securities of seasoned U.S. companies that the Adviser believes are undervalued relative to their assets and potential earnings and dividends.

         Investments in the New Fund will be subject to identical risks as investments are currently subject to in the AIT Fund. The purchase and redemption arrangements of the New Fund will be identical to the current purchase and redemption arrangements of the AIT Fund. The New Fund will have the identical distribution arrangements as the AIT Fund. The only material difference between the AIT Fund and the New Fund will be the higher expenses expected for the New Fund.

         The Adviser and the Board of Trustees believe that the proposed Reorganization is in the best interests of the AIT Fund and its shareholders, and that the interests of existing shareholders of the AIT Fund will not be diluted as a result of the proposed Reorganization.

         The Adviser will pay the costs of the Reorganization, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

                    -----------------------------------------


                                     PART C

                              ADVISORS SERIES TRUST
                                OTHER INFORMATION


                    -----------------------------------------

                              ADVISORS SERIES TRUST

                                   ----------

                                    FORM N-14

                                   ----------

                                     PART C

                                   ----------

ITEM 15. INDEMNIFICATION

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust. No indemnification shall be made under Sections 2 or 3 of this Article: (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by: (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of
1940); or (b) A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears: (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 16. EXHIBITS.

1.   Agreement and Declaration of Trust (1)

2.   By-laws, as amended. (1)

3.   Not Applicable.

4. Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to Combined Prospectus and Proxy Statement).

5.   Specimen share certificate. (3)

6.   Investment Advisory Agreement (4)

7.   Distribution Agreement. (4)

8.   Not Applicable.

9.   Custody Agreement. (4)

10.  Share Marketing Plan (Rule 12b-1 Plan). (4)

11. Opinion of Counsel regarding legality of issuance of shares and other matters. (5)

12.  Opinion of Counsel on tax matters. (5)

13.  (a)  Administrative Services Agreement with Van Deventer & Hoch (4)

     (b) Subadministration Agreement with Investment Company Administration, LLC. (4)

14.  Independent Auditors Consent of PricewaterhouseCoopers LLP (4)

15.  Not Applicable.

16.  Power of Attorney (4)

17.  Not Applicable

----------
(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and incorporated herein by this reference.
(2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997, and incorporated herein by this reference.
(3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997, and incorporated herein by this reference.
(4)  Filed herewith.
(5)  To be filed by amendment.

ITEM 17. UNDERTAKINGS.

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form. (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Phoenix and State of Arizona, on the 2nd day of June, 2000.


                                            ADVISORS SERIES TRUST

                                            /s/ Eric M. Banhazl*
                                            -----------------------------
                                            Eric M. Banhazl
                                            President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:.


SIGNATURE                     TITLE                         DATE
---------                     -----                         ----

Eric M. Banhazl*              President, Principal          June 2, 2000
------------------------      Financial and Accounting
Eric M. Banhazl               Officer, Trustee


Walter E. Auch, Sr. *         Trustee                       June 2, 2000
------------------------
Walter E. Auch, Sr.


Donald E. O'Connor*           Trustee                       June 2, 2000
------------------------
Donald E. O'Connor


George T. Wofford III*        Trustee                       June 2, 2000
------------------------
George T. Wofford III


*By: /s/ Robert H. Wadsworth
     ----------------------------------------
     Robert H. Wadsworth, Attorney-in-Fact
     Pursuant to Power of Attorney
     as previously filed

                                                         SEC File No. 333- _____


                              ADVISORS SERIES TRUST

                                    FORM N-14

                                  EXHIBIT INDEX


  Number                      Exhibit
  ------                      -------

    6             Investment Advisory Agreement

    7             Distribution Agreement

    9             Custodian Agreement

    10            Share Marketing Plan (Rule 12b-1 Plan)

    13(a)         Administration Agreement with Van Deventer & Hoch

    13(b)         Subadministration Agreement with Investment Company
                  Administration LLC

    14            Independent Auditors' Consent - PricewaterhouseCoopers LLP

    16            Power of Attorney